CONDENSED STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Total	PREFERRED STOCK	COMMON STOCK	ADDITIONAL PAID-IN CAPITAL	ACCUMULATED DEFICIT
Balance at Dec. 31, 2013	$ (12,883,326)	$ 0	$ 5,465	$ 76,668,966	$ (89,557,757)
Balance (in shares) at Dec. 31, 2013		0	20,370,331
Issuance of Common Stock	0	$ 0	$ 4	(4)
Issuance of Common Stock (in shares)		0	38,285
Net income (loss)	7,770,767	$ 0	$ 0	0	7,770,767
Stock based compensation for services	4,523,668	0	0	4,523,668	0
Balance at Dec. 31, 2014	(588,891)	$ 0	$ 5,469	81,192,630	(81,786,990)
Balance (in shares) at Dec. 31, 2014		0	20,408,616
Net income (loss)	(11,507,963)	$ 0	$ 0	0	(11,507,963)
Stock based compensation for services	3,472,760	0	0	3,472,760	0
Balance at Dec. 31, 2015	(8,624,094)	$ 0	$ 5,469	84,665,390	(93,294,953)
Balance (in shares) at Dec. 31, 2015		0	20,408,616
Issuance of common shares upon conversion of note payable and accrued interest	2,128,652		$ 608	2,128,044
Issuance of common shares upon conversion of note payable and accrued interest (in shares)			6,081,858
Issuance of Common Stock	5,206,999		$ 1,507	5,205,492
Issuance of Common Stock (in shares)			15,072,139
Net income (loss)	(5,851,435)	$ 0	$ 0	0	(5,851,435)
Stock based compensation for services	1,921,365	0	0	1,921,365	0
Balance at Jun. 30, 2016	$ (5,218,513)	$ 0	$ 7,584	$ 93,920,291	$ (99,146,388)
Balance (in shares) at Jun. 30, 2016		0	41,562,613